Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000246700
Shareholder Report [Line Items]
Fund Name	CastleArk Large Growth ETF
Class Name	CastleArk Large Growth ETF
Trading Symbol	CARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CastleArk Large Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.castleark-etfs.com/. You can also request this information by contacting us at 1-866-777-0504.
Additional Information Phone Number	1-866-777-0504
Additional Information Website	https://www.castleark-etfs.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleArk Large Growth ETF	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the period October 31, 2024 through October 31, 2025, the Fund returned 18.22% (gross) and 17.61% (NAV) compared to the Russell 1000 Growth Index (USD) (TR) of 30.52%. The underperformance was primarily due to stock selection against a difficult market where highly concentrated group of technology related stocks drove 65% of the index returns.

What factors influenced the Fund’s performance?

The Information Technology sector contributed positively to relative performance due to strong stock picking. A sizable overweight in Nvidia, the market from a positive contribution standpoint, performance benefited most from strong security selection in several key large-cap growth names. Top individual contributors included Lam Research, Apple, Shopify, Netflix, Alphabet, and Nvidia, each adding meaningfully to returns. At the sector level, Consumer Discretionary and Communication Services were relative bright spots.

On the negative side, the majority of underperformance came from security selection, particularly within Information Technology and Health Care. Notable individual detractors included Broadcom, Trade Desk, ServiceNow, Blackstone, Fair Isaac, and several other high-growth companies that faced multiple-compression or fundamental slowdowns during the period. Sector allocation was also modestly negative, most notably within Financials and Health Care, further weighing on relative returns over the year.

How is the Fund positioned?

Despite this challenging environment for active growth managers, the Fund continues to reflect CastleArk’s bottom-up discipline—focusing on large-cap companies with durable competitive advantages, strong free cash flow generation, and sustainable long-term growth prospects. The team remains confident that its diversified portfolio of quality growth franchises is well positioned to perform over a full market cycle, particularly as market breadth improves and fundamentals regain influence in driving stock performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CastleArk Large Growth ETF	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Dec/23	$10,000	$10,000	$10,000
Oct/24	$12,857	$12,657	$13,034
Oct/25	$15,120	$15,332	$17,013

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
CastleArk Large Growth ETF	17.61%	24.25%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	25.16%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	30.52%	32.19%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 340,146,642
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,799,518
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$340,146,642	30	$1,799,518	68%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.4%
Health Care	4.4%
Industrials	5.0%
Consumer Discretionary	5.6%
Financials	10.9%
Communication Services	14.8%
Information Technology	54.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	16.4%
Microsoft	10.9%
Alphabet, Cl A	5.9%
Apple	5.5%
Amazon.com	5.2%
Meta Platforms, Cl A	4.3%
Broadcom	3.9%
Netflix	3.4%
Arista Networks	3.4%
Shopify, Cl A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-0504
Updated Prospectus Web Address	https://www.castleark-etfs.com/